Industry and geographic information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Revenues by geographic location of customers are as follows:

(in thousands of U.S. dollars)	As of December 31,
	2012	2013	2014
Revenues
USA	3,894	3,368	14,302
Europe	3,640	811	473
Total Revenues	7,534	4,179	14,775

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following is a summary of long-lived assets by geographic location:

(in thousands of U.S. dollars)		As of December 31,
	2012	2013	2014

Long-lived assets:
USA	$60,260	$58,868	$47,077
France	$31,966	$2,307	$1,703
Total long-lived assets	$92,226	$61,175	$48,780